PSF PGIM Flexible Managed Portfolio Investment Strategy - PSF PGIM Flexible Managed Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio invests in a mix of equity and equity-related securities, debt obligations and money market instruments. Under normal market conditions, the Portfolio typically invests approximately 60% of its assets in equity and equity-related securities (with a range of 25% to 100%) and approximately 40% of its assets in debt obligations and money market instruments (with a range of 0% to 75%). The percentage of Portfolio assets in each category is adjusted depending on the Portfolio's expectations regarding the different markets. The equity portion of the Portfolio is generally managed under an actively managed, disciplined and adaptive strategy. Under this strategy, the portfolio managers utilize quantitative investment models as a tool in seeking to outperform the S&P 500 Index and to limit the possibility of significantly underperforming that index. The stock portion of the Portfolio is invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. The Portfolio invests in companies that are expected to provide either attractive returns relative to the Portfolio’s peers, or that are desirable to hold in the Portfolio to manage risk. Under normal circumstances, at least 80% of the fixed income portion of the Portfolio may be invested in intermediate and long-term debt obligations that are rated investment grade by a major rating service, or, if unrated, considered to be of comparable quality, and high-quality money market instruments. Likewise, 20% of the fixed income portion of the Portfolio may be invested in debt securities rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody's Investor Service, Inc. or comparably rated by another nationally recognized statistical rating organization at the time they are purchased (commonly known as “junk bonds”). The Portfolio may also invest in instruments that are not rated, but which are deemed to be of comparable quality to the instruments described above. The Portfolio may invest in mortgage-related securities and asset-backed securities, including collateralized debt obligations, collateralized loan obligations and other credit-related asset-backed securities. The fixed income portion of the Portfolio may also include loans and assignments in the form of loan participations, mortgage-related securities and other asset-backed securities. Up to 20% of the fixed income portion of the Portfolio may also be invested in collateralized debt obligations, including collateralized loan obligations, and other credit-related asset backed securities. The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the US dollar. In addition, up to 20% of the Portfolio’s total assets may be invested in debt securities that are issued outside of the US by foreign or US issuers provided the securities are denominated in US dollars. For these purposes, we do not consider American Depositary Receipts as foreign securities. The Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The stock portion of the Portfolio is invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. The Portfolio invests in companies that, in the subadviser’s judgment, will provide either attractive returns relative to the Portfolio’s peers, or are desirable to hold in the Portfolio to manage risk. The Portfolio may invest without limitation in debt obligations issued or guaranteed by the US Government and government-related entities. Examples of debt securities that are backed by the full faith and credit of the US Government are Treasury Inflation Protected Securities and obligations of the Government National Mortgage Association. In addition, the Portfolio may invest in US Government securities issued by other government entities, like the Federal National Mortgage Association and the Student Loan Marketing Association which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt. The Portfolio may also enter into short sales against-the-box. No more than 25% of the Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation.